Share Capital - Schedule of Share Capital (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Share issued	1,488,771
Common shares [member] | Employees [member]
Disclosure of classes of share capital [line items]
Share issued	1,488,771
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Treasury shares held	38,597